Long-Term Investments	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Long-Term Investments
5.
LONG-TERM INVESTMENTS

	As of December 31,
	2023	2024
	RMB	RMB	US$
Equity investments accounted for using Equity Method	242,997	210,119	28,786
Equity investments accounted for using the measurement alternative	539,433	503,336	68,957
Investment accounted for under fair value option	43,333	8,626	1,182
Available-for-sale debt securities under fair value	111,697	95,249	13,049
Total	937,460	817,330	111,974

Equity investments accounted for using Equity Method

The Group recorded its share of loss of RMB12,143, RMB2,564 and RMB16,567 (US$2,270) from equity investments accounted for using equity method for the years ended December 31, 2022, 2023 and 2024, respectively. For the years ended December

31, 2022, 2023 and 2024, nil and RMB5,339 and RMB12,322 (US$1,688) impairment losses were recorded for the equity investments accounted for using equity method.

None of equity method investments, including the equity method investment that the Group elects to account for using the fair value option, was considered individually material for the years ended December 31, 2022, 2023 and 2024. The summarized financial information of the Group’s equity method investees, presented in aggregate as required by Regulation S-X Rule 4-08(g), is as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance sheet data:
Current assets	514,186	195,615	26,799
Non-current assets	1,298,749	1,155,477	158,300
Current liabilities	89,210	48,443	6,637
Non-current liabilities	5,843	8,632	1,183

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Operating data:
Revenues	755,532	156,948	75,805	10,385
Gross profit	285,140	19,206	(12,085)	(1,656)
Operating loss	(10,022)	(64,535)	(150,914)	(20,675)
Net loss	(8,133)	(60,929)	(148,523)	(20,348)

Equity investments accounted for using the measurement alternative

As of December 31, 2023 and 2024, the Group recorded RMB697,633 and RMB691,382 (US$94,719) accumulated impairment, and RMB193,668 and RMB274,191 (US$37,564) accumulated upward adjustment, respectively.

Total unrealized and realized gains and losses of equity securities accounted for using the measurement alternative for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	33,346	501	23,279	3,189
Gross unrealized losses (impairment)	(287,005)	(168,759)	(94,930)	(13,005)
Net unrealized losses on equity securities held	(253,659)	(168,258)	(71,651)	(9,816)
Net realized gains on equity securities sold	32,536	6,117	2,627	360
Total net losses recognized in other income, net	(221,123)	(162,141)	(69,024)	(9,456)

In 2024, the Group acquired equity interests in two equity investees for a total consideration of RMB35,000 (US$4,795).

In 2023, the Group: i) acquired equity interests in one equity investee for a total consideration of RMB6,000. ii) acquired control stake of Beijing OrionStar and derecognized the previous held equity interest in Beijing OrionStar.

In 2022, the Group: i) acquired equity interests in three equity investees for a total consideration of RMB59,581. ii) disposed certain equity interest in equity investees and recognized a disposal gain of RMB32,536 in “Other income”.

The Group received dividends from investees of nil, RMB5,598 and RMB1,795 (US$246) which were recorded in “Other income” in the consolidated comprehensive loss for the years ended December 31, 2022, 2023 and 2024, respectively.

Investment accounted for using fair value option

The Group owned 49.6% equity interest of Live.me on a fully dilutive basis and the Group elected to account for the equity investment in Live.me under the fair value option model. In January 2023, Live.me modified its share capital by dividing ordinary shares into Class A ordinary shares and Class B ordinary shares with different voting rights, The Group’s voting rights of Live.me thus were diluted to be 17.25% and the Group lost significant influence in Live.Me. In December 2023, the preferred shares held by the Group was reclassified as debt securities since the Group has a put option to request Live.me to redeem the Group’s related equity interests at the Group's option. The Group continues to measure Live.me’s equity interest under fair value option model. The fair value of the equity interest held by the Group was RMB43,333 and RMB8,626 (USD$1,182) as of December 31, 2023 and 2024, respectively. The Group recorded unrealized losses of RMB25,601, RMB334,921 and RMB35,354 (USD$4,843) for equity investment accounted for using fair value option in “other expense” in the consolidated comprehensive loss for the years ended December 31, 2022, 2023 and 2024, respectively.

Available-for-sale debt securities

Available-for-sale debt securities in long-term investments primarily represent investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value.

In 2023 and 2024, preferred shares held by the Group of certain investments previously accounted for using the measurement alternative were reclassified and accounted for as available-for-sale debt securities since the preferred shares are redeemable at the Group’s option. The Group remeasured the fair value of such investments upon the reclassification with a remeasurement loss of RMB25,808 and RMB12,173 (US$1,668) recorded in “Other expense” in the consolidated comprehensive loss, respectively.

As of December 31, 2023, and 2024, long-term available-for-sale debt securities were RMB111,697 and RMB95,249 (US$13,049), respectively.

For the years ended December 31, 2022 and 2023, the Group recognized unrealized fair value loss on long-term available-for-sale debt securities of RMB8,270 and RMB43,494 respectively. For the year ended December 31, 2024, the Group recorded unrealized fair value gain on long-term available-for debt securities of RMB2,642 (US$362) in other comprehensive loss.